FAIR VALUE - Sensitivity analysis (Details) - Recurring fair value measurements - Level 3	3 Months Ended
Dec. 31, 2025 CAD ($)
FAIR VALUE
Reasonably possible decrease in valuation (as a percent)	20.00%
Amount of decrease in the fair value measurement of assets	$ 2,701,943